Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, Class R, USD $)	0 Months Ended
Aug. 31, 2011
(PIMCO Government Money Market Fund) | Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	726
(PIMCO Treasury Money Market Fund) | Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	$ 186